Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders equity [line items]
Common shares authorized	1,000,000,000
Subscribed and paid up capital	$ 1,551.6	$ 1,551.6
Subscribed and paid up capital, shares	740,465,044	740,465,044
Shares held in Treasury	5,832,238	5,832,238
Description of common stock voting right	Each common share generally empowered with one vote at general shareholders’ meeting, considering that:(a) no shareholder or group of shareholders, Brazilian or foreign, may exercise votes representing more than 5% of the quantity of shares into which the Company’s share capital is divided
Amount of shares held in Treasury	$ 28.2	$ 28.2
Market value of treasury shares	$ 26.9	15.9
Percentage of net profit on statutory reserve	5.00%
Foreign shareholders number of votes as a percentage of votes entitlement of shareholders within the country	66.00%
Accumulated losses attributable to owners	$ 329.1	$ 455.5
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital	20.00%
Percentage of reserve on capital and capital reserve	30.00%